Segment Reporting Segment Reporting (Narrative) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Dec. 28, 2013 Segments	Dec. 29, 2012
Segment Reporting Information [Line Items]
Sales	$ 8,761	$ 8,366
Number of Operating Segments	5
Operating Income (Loss)	412	304
Operating Segments [Member] | Chicken [Member]
Segment Reporting Information [Line Items]
Sales	2,656	2,595
Operating Income (Loss)	253	113
Operating Segments [Member] | Beef [Member]
Segment Reporting Information [Line Items]
Sales	3,734	3,485
Operating Income (Loss)	58	46
Operating Segments [Member] | Pork [Member]
Segment Reporting Information [Line Items]
Sales	1,424	1,363
Operating Income (Loss)	121	125
Intersegment Elimination [Member]
Segment Reporting Information [Line Items]
Sales	(287)	(265)
Intersegment Elimination [Member] | Chicken [Member]
Segment Reporting Information [Line Items]
Sales	2	2
Intersegment Elimination [Member] | Beef [Member]
Segment Reporting Information [Line Items]
Sales	63	43
Intersegment Elimination [Member] | Pork [Member]
Segment Reporting Information [Line Items]
Sales	$ 222	$ 220